Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ (231,407)
Amortization	0
Ending balance	(231,407)
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	183,501
Amortization	12,910
Ending balance	196,411
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(47,906)
Amortization	12,910
Ending balance	$ (34,996)